Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.3%
Ambev SA	1,728,708	$4,938,419
Atacadao SA	231,431	631,080
B3 SA - Brasil, Bolsa, Balcao	2,233,548	4,413,977
Banco Bradesco SA	558,299	1,690,235
Banco BTG Pactual SA	470,212	1,751,423
Banco do Brasil SA	316,072	1,790,110
Banco Santander Brasil SA	164,020	961,623
BB Seguridade Participacoes SA	252,925	939,384
BRF SA(a)	262,087	920,732
CCR SA	516,350	1,130,636
Centrais Eletricas Brasileiras SA	122,271	709,678
Cia. de Saneamento Basico do Estado de Sao Paulo	143,516	859,792
Cia. Siderurgica Nacional SA	46,659	180,599
Cosan SA	379,198	1,433,328
Energisa SA	75,206	608,540
Engie Brasil Energia SA	57,369	393,185
Equatorial Energia SA	309,388	1,242,098
Getnet Adquirencia e Servicos para Meios de Pagamento SA(a)	1	1
Hapvida Participacoes e Investimentos SA(b)	496,026	962,609
Hypera SA	173,306	836,034
JBS SA	321,201	2,036,841
Klabin SA	265,204	1,126,039
Localiza Rent a Car SA	228,874	2,080,765
Lojas Renner SA	386,136	1,954,083
Magazine Luiza SA	1,197,865	1,661,970
Notre Dame Intermedica Participacoes SA	196,658	2,149,933
Petroleo Brasileiro SA	1,378,725	7,391,654
Raia Drogasil SA	409,968	1,632,040
Rede D'Or Sao Luiz SA(b)	153,692	1,371,564
Rumo SA(a)	487,098	1,522,330
Suzano SA(a)	278,241	2,779,515
Telefonica Brasil SA	179,761	1,608,044
TIM SA	335,555	823,690
TOTVS SA	191,309	1,078,396
Ultrapar Participacoes SA	319,477	820,024
Vale SA	1,439,413	17,909,930
Vibra Energia SA	418,372	1,619,356
WEG SA	619,370	3,550,841
XP Inc.(a)	2	45
		79,510,543
Chile — 0.5%
Banco de Chile	15,475,256	1,495,981
Banco de Credito e Inversiones SA	14,818	501,470
Banco Santander Chile	25,476,150	1,137,048
Cencosud SA	539,972	861,475
Cia. Cervecerias Unidas SA	62,939	498,829
Empresas CMPC SA	370,886	600,679
Empresas COPEC SA	132,855	979,984
Enel Americas SA	7,881,726	1,015,549
Enel Chile SA	12,144,694	529,930
Falabella SA	284,288	879,622
		8,500,567
China — 0.3%
Silergy Corp.	29,000	4,901,540

Colombia — 0.2%
Bancolombia SA	113,564	920,167

Security	Shares	Value

Colombia (continued)
Ecopetrol SA	1,747,620	$1,137,375
Grupo de Inversiones Suramericana SA	96,429	607,056
Interconexion Electrica SA ESP	176,321	984,220
		3,648,818
Cyprus — 0.1%
Ozon Holdings PLC, ADR(a)	23,494	957,516

Czech Republic — 0.2%
CEZ AS(c)	57,711	1,882,734
Komercni Banka AS	23,575	900,351
Moneta Money Bank AS(a)(b)	136,953	583,478
		3,366,563
Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	513,341	1,670,963
Eastern Co. SAE	247,449	175,812
Fawry for Banking & Payment Technology Services SAE(a)	120,917	99,220
		1,945,995
Greece — 0.3%
Alpha Services and Holdings SA(a)	631,059	736,724
Eurobank Ergasias Services and Holdings SA, Class A(a)	730,136	722,620
Hellenic Telecommunications Organization SA	83,727	1,446,489
JUMBO SA	29,841	419,311
OPAP SA	56,632	785,705
Public Power Corp. SA(a)	73,960	784,534
		4,895,383
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	147,236	1,106,508
OTP Bank Nyrt(a)	81,921	4,523,367
Richter Gedeon Nyrt	49,545	1,318,574
		6,948,449
India — 18.4%
ACC Ltd.	28,477	864,679
Adani Enterprises Ltd.	101,405	2,240,197
Adani Green Energy Ltd.(a)	140,840	2,423,906
Adani Ports & Special Economic Zone Ltd.	189,325	1,723,055
Adani Total Gas Ltd.	98,991	2,107,325
Adani Transmission Ltd.(a)	98,868	2,355,617
Ambuja Cements Ltd.	254,877	1,269,867
Apollo Hospitals Enterprise Ltd.	33,558	2,536,903
Asian Paints Ltd.	137,262	5,743,913
Aurobindo Pharma Ltd.	2,308	20,263
Avenue Supermarts Ltd.(a)(b)	58,320	3,652,169
Axis Bank Ltd.(a)	798,671	6,955,356
Bajaj Auto Ltd.	26,513	1,144,509
Bajaj Finance Ltd.	97,687	9,099,325
Bajaj Finserv Ltd.	13,372	3,068,258
Balkrishna Industries Ltd.	31,354	907,045
Bandhan Bank Ltd.(b)	174,589	631,620
Berger Paints India Ltd.	87,726	877,461
Bharat Electronics Ltd.	427,509	1,159,293
Bharat Forge Ltd.	88,500	817,071
Bharat Petroleum Corp. Ltd.	309,973	1,524,731
Bharti Airtel Ltd.(a)	885,410	8,580,520
Biocon Ltd.(a)	153,712	737,728
Britannia Industries Ltd.	40,165	1,896,402
Cholamandalam Investment and Finance Co. Ltd.	150,209	1,099,310
Cipla Ltd.	171,893	2,220,632

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Coal India Ltd.	597,340	$1,207,147
Colgate-Palmolive India Ltd.	43,204	824,216
Container Corp. of India Ltd.	90,558	746,750
Dabur India Ltd.	230,440	1,824,229
Divi's Laboratories Ltd.	46,413	3,015,490
DLF Ltd.	228,339	1,137,344
Dr. Reddy's Laboratories Ltd.	42,732	2,663,718
Eicher Motors Ltd.	50,652	1,594,559
GAIL India Ltd.	568,857	982,364
Godrej Consumer Products Ltd.(a)	133,295	1,634,530
Godrej Properties Ltd.(a)	44,697	1,187,539
Grasim Industries Ltd.	94,420	2,090,897
Havells India Ltd.	95,806	1,729,515
HCL Technologies Ltd.	390,404	5,913,199
HDFC Asset Management Co. Ltd.(b)	18,776	627,314
HDFC Life Insurance Co. Ltd.(b)	299,014	2,709,530
Hero MotoCorp Ltd.	44,451	1,450,063
Hindalco Industries Ltd.	587,381	3,222,920
Hindustan Petroleum Corp. Ltd.	226,934	891,663
Hindustan Unilever Ltd.	297,718	9,186,479
Housing Development Finance Corp. Ltd.	613,017	21,819,060
ICICI Bank Ltd.	1,840,815	17,400,232
ICICI Lombard General Insurance Co. Ltd.(b)	65,571	1,253,078
ICICI Prudential Life Insurance Co. Ltd.(b)	110,957	875,090
Indian Oil Corp. Ltd.	653,669	1,031,314
Indian Railway Catering & Tourism Corp.	85,753	907,308
Indraprastha Gas Ltd.	107,532	693,489
Indus Towers Ltd.	255,118	965,360
Info Edge India Ltd.	28,011	2,164,067
Infosys Ltd.	1,218,280	27,710,988
InterGlobe Aviation Ltd.(a)(b)	36,855	934,029
ITC Ltd.	1,102,561	3,239,650
JSW Steel Ltd.	308,535	2,488,278
Jubilant Foodworks Ltd.	27,410	1,334,577
Kotak Mahindra Bank Ltd.	201,921	5,273,754
Larsen & Toubro Infotech Ltd.(b)	18,139	1,640,617
Larsen & Toubro Ltd.	242,898	5,710,374
Lupin Ltd.	88,414	1,040,125
Mahindra & Mahindra Ltd.	310,369	3,449,446
Marico Ltd.	169,495	1,214,754
Maruti Suzuki India Ltd.	47,729	4,493,063
Mindtree Ltd.	23,554	1,356,637
Motherson Sumi Systems Ltd.	473,570	1,321,822
Mphasis Ltd.	30,119	1,160,294
MRF Ltd.	631	626,068
Muthoot Finance Ltd.	42,645	808,987
Nestle India Ltd.	12,183	3,103,222
NTPC Ltd.	1,716,567	2,900,896
Oil & Natural Gas Corp. Ltd.	847,921	1,590,698
Page Industries Ltd.	1,935	988,917
Petronet LNG Ltd.	283,311	828,737
PI Industries Ltd.	30,568	1,165,449
Pidilite Industries Ltd.	51,038	1,498,391
Piramal Enterprises Ltd.	38,856	1,248,238
Power Grid Corp. of India Ltd.	1,126,278	3,096,344
Reliance Industries Ltd.	1,022,891	32,705,999
SBI Cards & Payment Services Ltd.(a)	89,929	1,134,346
SBI Life Insurance Co. Ltd.(b)	159,120	2,459,013
Shree Cement Ltd.	4,031	1,401,105
Shriram Transport Finance Co. Ltd.	72,918	1,366,214

Security	Shares	Value

India (continued)
Siemens Ltd.	28,075	$803,380
SRF Ltd.	52,921	1,412,482
State Bank of India	654,794	4,005,730
Sun Pharmaceutical Industries Ltd.	299,690	3,004,577
Tata Consultancy Services Ltd.	331,126	15,562,004
Tata Consumer Products Ltd.	210,019	2,177,938
Tata Motors Ltd.(a)	598,728	3,656,319
Tata Power Co. Ltd. (The)	513,768	1,482,118
Tata Steel Ltd.	263,924	3,744,878
Tech Mahindra Ltd.	224,711	4,602,406
Titan Co. Ltd.	128,606	4,062,993
Torrent Pharmaceuticals Ltd.	16,039	648,532
Trent Ltd.	68,820	929,394
UltraTech Cement Ltd.	35,694	3,524,968
United Spirits Ltd.(a)	94,083	1,105,465
UPL Ltd.	184,134	1,672,736
Vedanta Ltd.	419,427	1,878,427
Wipro Ltd.	490,378	4,133,158
Yes Bank Ltd.(a)	4,287,392	704,744
Zomato Ltd.(a)	560,622	1,137,991
		336,946,891
Indonesia — 2.2%
Adaro Energy Tbk PT	5,036,500	600,102
Aneka Tambang Tbk	3,593,700	576,862
Astra International Tbk PT	7,071,800	2,851,536
Bank Central Asia Tbk PT	19,380,800	9,847,926
Bank Mandiri Persero Tbk PT	6,663,400	3,252,935
Bank Negara Indonesia Persero Tbk PT	2,655,700	1,257,021
Bank Rakyat Indonesia Persero Tbk PT	24,618,271	7,014,656
Barito Pacific Tbk PT	10,876,600	698,674
Charoen Pokphand Indonesia Tbk PT	2,871,000	1,214,545
Gudang Garam Tbk PT	177,000	388,192
Indah Kiat Pulp & Paper Tbk PT	1,039,500	546,823
Indocement Tunggal Prakarsa Tbk PT	597,000	440,117
Indofood CBP Sukses Makmur Tbk PT	971,300	572,263
Indofood Sukses Makmur Tbk PT	1,571,400	690,259
Kalbe Farma Tbk PT	6,660,900	743,897
Merdeka Copper Gold Tbk PT(a)	4,219,400	1,076,504
Sarana Menara Nusantara Tbk PT	7,503,600	607,001
Semen Indonesia Persero Tbk PT	1,291,500	719,595
Telkom Indonesia Persero Tbk PT	17,637,300	4,910,675
Tower Bersama Infrastructure Tbk PT	2,675,000	564,687
Unilever Indonesia Tbk PT	2,900,200	908,685
United Tractors Tbk PT	620,900	923,588
		40,406,543
Kuwait — 0.9%
Agility Public Warehousing Co. KSC	452,092	1,383,440
Boubyan Bank KSCP(a)	444,002	1,113,921
Kuwait Finance House KSCP	1,689,419	4,420,810
Mabanee Co. KPSC	183,002	471,873
Mobile Telecommunications Co. KSCP	854,075	1,607,477
National Bank of Kuwait SAKP	2,396,362	7,814,477
		16,811,998
Malaysia — 2.1%
AMMB Holdings Bhd(a)	767,900	576,176
Axiata Group Bhd.	1,134,000	1,050,125
CIMB Group Holdings Bhd	2,478,700	3,045,578
Dialog Group Bhd	1,505,800	914,129
DiGi.Com Bhd	1,237,100	1,224,910

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Fraser & Neave Holdings Bhd	14,000	$85,481
Genting Bhd.	843,600	881,358
Genting Malaysia Bhd	1,155,400	759,415
HAP Seng Consolidated Bhd	163,300	294,688
Hartalega Holdings Bhd.	665,000	1,024,778
Hong Leong Bank Bhd	264,500	1,135,501
Hong Leong Financial Group Bhd	39,900	162,848
IHH Healthcare Bhd	564,800	882,437
Inari Amertron Bhd.	1,025,400	1,020,165
IOI Corp. Bhd.	954,000	832,778
Kossan Rubber Industries Bhd	16,300	8,321
Kuala Lumpur Kepong Bhd.	175,900	878,769
Malayan Banking Bhd.	1,509,900	2,860,295
Malaysia Airports Holdings Bhd(a)	418,444	569,318
Maxis Bhd.	916,300	1,015,807
MISC Bhd	532,700	839,727
Nestle Malaysia Bhd	16,200	513,577
Petronas Chemicals Group Bhd	876,500	1,769,025
Petronas Dagangan Bhd	97,700	461,648
Petronas Gas Bhd	258,800	1,033,602
PPB Group Bhd	215,640	912,431
Press Metal Aluminium Holdings Bhd	1,195,200	1,518,300
Public Bank Bhd	5,399,900	5,051,788
QL Resources Bhd	229,000	247,406
RHB Bank Bhd	680,700	852,965
Sime Darby Bhd	1,090,200	566,909
Sime Darby Plantation Bhd.	679,300	594,292
Supermax Corp. Bhd	24,200	10,803
Telekom Malaysia Bhd	442,700	584,697
Tenaga Nasional Bhd	790,400	1,732,555
Top Glove Corp. Bhd.	2,054,100	1,429,066
Westports Holdings Bhd	185,300	178,194
		37,519,862
Mexico — 2.8%
Alfa SAB de CV, Class A	1,052,400	752,398
America Movil SAB de CV, Series L, NVS	12,043,200	10,564,654
Arca Continental SAB de CV	188,800	1,151,423
Becle SAB de CV.	165,200	378,359
Cemex SAB de CV, NVS(a)	5,195,900	3,222,827
Coca-Cola Femsa SAB de CV	225,200	1,106,019
Fibra Uno Administracion SA de CV	1,192,900	1,095,960
Fomento Economico Mexicano SAB de CV	694,900	4,940,539
Gruma SAB de CV, Class B	76,465	926,852
Grupo Aeroportuario del Pacifico SAB de CV, Class B	133,400	1,540,951
Grupo Aeroportuario del Sureste SAB de CV, Class B	75,555	1,384,180
Grupo Bimbo SAB de CV, Series A	543,000	1,423,689
Grupo Carso SAB de CV, Series A1	139,700	406,347
Grupo Financiero Banorte SAB de CV, Class O	933,800	5,579,937
Grupo Financiero Inbursa SAB de CV, Class O(a)	972,600	938,468
Grupo Mexico SAB de CV, Series B	1,125,000	4,707,240
Grupo Televisa SAB, CPO	909,200	1,679,534
Industrias Penoles SAB de CV	65,395	801,758
Kimberly-Clark de Mexico SAB de CV, Class A	670,500	1,052,850
Megacable Holdings SAB de CV, CPO.	175,500	486,497
Orbia Advance Corp. SAB de CV	395,000	919,963
Promotora y Operadora de Infraestructura SAB de CV.	108,255	744,419
Telesites SAB de CV.	444,600	393,541
Wal-Mart de Mexico SAB de CV	1,818,100	5,713,120
		51,911,525

Security	Shares	Value

Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR(a)	101,065	$738,785
Credicorp Ltd.	24,588	2,901,384
Southern Copper Corp.	30,817	1,802,795
		5,442,964
Philippines — 1.1%
Aboitiz Equity Ventures Inc.	784,400	764,395
AC Energy Corp.	2,731,600	611,540
Ayala Corp.	95,330	1,577,452
Ayala Land Inc.	3,129,300	2,138,233
Bank of the Philippine Islands	443,160	801,553
BDO Unibank Inc.	766,090	1,882,476
Globe Telecom Inc.	9,010	586,897
GT Capital Holdings Inc.	43,064	485,867
International Container Terminal Services Inc.	299,590	1,176,716
JG Summit Holdings Inc.	1,209,690	1,357,705
Jollibee Foods Corp.	179,510	837,250
Manila Electric Co.	57,390	327,530
Metro Pacific Investments Corp.	5,524,600	443,716
Metropolitan Bank & Trust Co.	766,267	758,165
Monde Nissin Corp.(a)(b)	1,605,100	535,277
PLDT Inc.	26,890	896,600
SM Investments Corp.	87,945	1,710,551
SM Prime Holdings Inc.	3,532,900	2,619,141
Universal Robina Corp.	189,180	499,374
		20,010,438
Poland — 1.2%
Allegro.eu SA(a)(b)	120,460	1,154,535
Bank Polska Kasa Opieki SA	69,949	2,019,927
CD Projekt SA	28,113	1,250,957
Cyfrowy Polsat SA	103,197	881,416
Dino Polska SA(a)(b)	18,334	1,518,608
KGHM Polska Miedz SA	45,182	1,551,122
LPP SA	444	1,446,416
mBank SA(a)	5,300	625,852
Orange Polska SA(a)	263,879	548,356
PGE Polska Grupa Energetyczna SA(a)	364,702	735,677
Polski Koncern Naftowy ORLEN SA	112,367	1,962,027
Polskie Gornictwo Naftowe i Gazownictwo SA	691,332	932,293
Powszechna Kasa Oszczednosci Bank Polski SA(a)	324,846	3,433,142
Powszechny Zaklad Ubezpieczen SA(c)	219,365	1,912,913
Santander Bank Polska SA	13,565	1,204,767
		21,178,008
Qatar — 1.1%
Barwa Real Estate Co.	371,060	312,809
Commercial Bank PSQC (The)	700,114	1,250,681
Industries Qatar QSC	561,322	2,222,876
Masraf Al Rayan QSC	1,332,186	1,762,151
Mesaieed Petrochemical Holding Co.	1,663,056	939,562
Ooredoo QPSC.	347,111	643,745
Qatar Electricity & Water Co. QSC	173,930	782,699
Qatar Fuel QSC	136,694	678,512
Qatar Gas Transport Co. Ltd.	862,248	775,111
Qatar International Islamic Bank QSC	228,104	579,187
Qatar Islamic Bank SAQ	434,609	2,038,748
Qatar National Bank QPSC	1,605,919	8,492,546
		20,478,627
Russia — 5.5%
Alrosa PJSC	1,023,793	1,779,770
Gazprom PJSC	4,250,250	19,071,963

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	13,043,700	$752,882
LUKOIL PJSC	150,745	13,281,366
Magnit PJSC, GDR(d)	102,337	1,577,669
Mail.Ru Group Ltd., GDR(a)(d)	42,567	719,702
MMC Norilsk Nickel PJSC.	22,319	6,468,431
Mobile TeleSystems PJSC, ADR	157,317	1,260,109
Moscow Exchange MICEX-RTS PJSC	401,310	820,331
Novatek PJSC, GDR(d)	33,132	7,227,752
Novolipetsk Steel PJSC	571,780	1,665,219
PhosAgro PJSC, GDR(d)	51,514	1,136,399
Polymetal International PLC	111,670	2,089,883
Polyus PJSC	10,842	2,113,379
Rosneft Oil Co. PJSC	383,077	2,914,439
Sberbank of Russia PJSC	3,903,277	16,655,204
Severstal PAO.	78,551	1,665,627
Surgutneftegas PJSC	2,668,979	1,322,988
Tatneft PJSC	529,710	3,388,421
TCS Group Holding PLC, GDR(d)	43,446	4,240,512
United Co. RUSAL International PJSC(a)	1,085,700	1,014,071
VTB Bank PJSC	881,488,000	566,212
X5 Retail Group NV, GDR(d)	48,243	1,354,709
Yandex NV, Class A(a)	111,277	8,048,192
		101,135,230
Saudi Arabia — 4.9%
Abdullah Al Othaim Markets Co.	19,894	566,312
Advanced Petrochemical Co.	42,865	781,249
Al Rajhi Bank	434,011	15,249,426
Alinma Bank	323,926	1,966,903
Almarai Co. JSC	95,174	1,213,902
Arab National Bank	217,107	1,266,207
Bank AlBilad(a)	124,523	1,419,537
Bank Al-Jazira	127,554	616,248
Banque Saudi Fransi	210,738	2,258,148
Bupa Arabia for Cooperative Insurance Co.	24,593	884,970
Co for Cooperative Insurance (The)	27,597	568,420
Dar Al Arkan Real Estate Development Co.(a)	175,243	426,731
Dr Sulaiman Al Habib Medical Services Group Co.	17,312	756,925
Emaar Economic City(a)	145,331	429,221
Etihad Etisalat Co.	133,560	1,117,865
Jarir Marketing Co.	21,076	1,039,071
Mobile Telecommunications Co.(a)	127,434	416,446
Mouwasat Medical Services Co.	17,473	792,471
National Industrialization Co.(a)	113,164	602,404
National Petrochemical Co.	39,225	418,222
Rabigh Refining & Petrochemical Co.(a)	77,342	451,610
Riyad Bank	497,833	3,715,568
SABIC Agri-Nutrients Co.	76,826	3,532,045
Sahara International Petrochemical Co.	129,931	1,331,658
Saudi Arabian Mining Co.(a)	158,568	3,022,074
Saudi Arabian Oil Co.(b)	766,919	7,077,813
Saudi Basic Industries Corp.	320,744	9,217,923
Saudi British Bank (The)	300,934	2,397,342
Saudi Cement Co.	28,573	422,904
Saudi Electricity Co.	296,047	1,858,985
Saudi Industrial Investment Group	87,212	703,210
Saudi Kayan Petrochemical Co.(a)	270,601	1,196,742
Saudi National Bank (The)	794,728	12,794,960
Saudi Telecom Co.	218,714	6,471,173
Savola Group (The)	97,140	804,281

Security	Shares	Value

Saudi Arabia (continued)
Yanbu National Petrochemical Co.	96,143	$1,632,453
		89,421,419
South Africa — 4.7%
Absa Group Ltd.	264,245	2,218,712
African Rainbow Minerals Ltd.	8,479	109,824
Anglo American Platinum Ltd.	18,160	1,926,281
AngloGold Ashanti Ltd.	152,086	3,251,035
Aspen Pharmacare Holdings Ltd.	144,123	2,155,817
Bid Corp. Ltd.	125,867	2,413,513
Bidvest Group Ltd. (The)	106,006	1,205,023
Capitec Bank Holdings Ltd.	29,217	3,348,795
Clicks Group Ltd.	90,397	1,611,289
Discovery Ltd.(a)(c)	151,185	1,266,893
Exxaro Resources Ltd.	92,565	883,514
FirstRand Ltd.	1,753,311	6,131,515
Gold Fields Ltd.	320,380	3,687,571
Growthpoint Properties Ltd.	1,453,293	1,219,834
Harmony Gold Mining Co. Ltd.	234,564	1,004,384
Impala Platinum Holdings Ltd.	285,932	3,581,120
Kumba Iron Ore Ltd.	19,559	553,733
Mr. Price Group Ltd.	99,254	1,241,845
MTN Group Ltd.(a)	608,855	6,141,635
MultiChoice Group.	150,379	1,163,038
Naspers Ltd., Class N.	77,138	11,922,271
Nedbank Group Ltd.	170,852	1,774,369
NEPI Rockcastle PLC.	156,192	968,773
Northam Platinum Holdings Ltd.(a)	137,336	1,918,473
Old Mutual Ltd.	1,744,191	1,332,406
Pepkor Holdings Ltd.(a)(b)	462,367	637,517
Rand Merchant Investment Holdings Ltd.	278,710	733,355
Reinet Investments SCA	60,421	1,000,812
Remgro Ltd.	186,554	1,472,258
Sanlam Ltd.	703,973	2,452,066
Sasol Ltd.(a)	204,067	3,354,321
Shoprite Holdings Ltd.	176,614	2,189,325
Sibanye Stillwater Ltd.	951,994	2,968,587
SPAR Group Ltd. (The)	85,871	877,876
Standard Bank Group Ltd.	467,400	3,796,505
Tiger Brands Ltd.	71,399	804,580
Vodacom Group Ltd.	227,037	1,905,797
Woolworths Holdings Ltd.	376,529	1,217,010
		86,441,672
South Korea — 17.6%
Alteogen Inc.(a)	10,671	615,881
Amorepacific Corp.	12,335	1,629,650
AMOREPACIFIC Group.	11,785	409,080
BGF retail Co. Ltd.	3,073	375,439
Celltrion Healthcare Co. Ltd.(a)	32,130	2,187,234
Celltrion Inc.(a)	35,447	6,170,183
Celltrion Pharm Inc.(a)	6,163	620,674
Cheil Worldwide Inc.	21,643	395,136
CJ CheilJedang Corp.	3,109	926,612
CJ Corp.	4,792	322,562
CJ ENM Co. Ltd.	3,982	454,212
CJ Logistics Corp.(a)	3,378	352,424
Coway Co. Ltd.	20,436	1,165,999
DB Insurance Co. Ltd.	17,680	801,288
Doosan Bobcat Inc.(a)	19,960	607,613
Doosan Heavy Industries & Construction Co. Ltd.(a)	100,587	1,610,679

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Douzone Bizon Co. Ltd.	7,773	$493,209
Ecopro BM Co. Ltd.	3,925	1,794,355
E-MART Inc.	7,567	908,437
F&F Co. Ltd./New(a)	1,232	860,813
Green Cross Corp.	2,356	430,916
GS Engineering & Construction Corp.	24,523	756,969
GS Holdings Corp.	11,989	377,641
Hana Financial Group Inc.	109,948	3,654,370
Hankook Tire & Technology Co. Ltd.	29,028	941,176
Hanmi Pharm Co. Ltd.	2,682	568,733
Hanon Systems	71,979	783,663
Hanwha Solutions Corp.(a)	46,972	1,309,032
HLB Inc.(a)	34,271	1,039,832
HMM Co. Ltd.(a)	94,678	1,881,044
Hotel Shilla Co. Ltd.	10,665	634,922
HYBE Co. Ltd.(a)	4,886	1,496,136
Hyundai Engineering & Construction Co. Ltd.	30,008	1,114,896
Hyundai Glovis Co. Ltd.	7,227	884,453
Hyundai Heavy Industries Holdings Co. Ltd.	16,740	745,635
Hyundai Mobis Co. Ltd.	24,307	4,511,275
Hyundai Motor Co.	50,665	8,323,450
Hyundai Steel Co.	33,381	1,038,998
Iljin Materials Co. Ltd.	8,238	891,138
Industrial Bank of Korea	61,924	536,353
Kakao Corp.	111,997	11,458,405
Kakao Games Corp.(a)	10,675	886,064
KakaoBank Corp.(a)	30,647	1,692,435
Kangwon Land Inc.(a)	29,739	551,384
KB Financial Group Inc.	140,641	6,250,493
Kia Corp.	94,222	6,166,766
Korea Aerospace Industries Ltd.	27,777	636,085
Korea Electric Power Corp.	89,797	1,567,601
Korea Investment Holdings Co. Ltd.	15,420	974,736
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	14,689	1,080,675
Korea Zinc Co. Ltd.	3,244	1,351,132
Korean Air Lines Co. Ltd.(a)	62,476	1,388,461
Krafton Inc.(a)	5,302	2,245,059
KT&G Corp.	37,219	2,565,435
Kumho Petrochemical Co. Ltd.	6,834	886,839
L&F Co. Ltd.	8,031	1,516,418
LG Chem Ltd.	16,686	9,774,521
LG Corp.	31,729	2,099,722
LG Display Co. Ltd.(a)	81,293	1,359,652
LG Electronics Inc.	38,570	3,754,115
LG Household & Health Care Ltd.	3,409	3,023,244
LG Innotek Co. Ltd.	5,001	1,276,453
LG Uplus Corp.	77,091	877,324
Lotte Chemical Corp.	6,516	1,103,954
Lotte Shopping Co. Ltd.	4,274	300,575
Meritz Securities Co. Ltd.	101,503	426,097
Mirae Asset Securities Co. Ltd.	115,615	833,103
NAVER Corp.	44,239	14,123,387
NCSoft Corp.	5,917	3,378,116
Netmarble Corp.(b)	7,967	782,479
NH Investment & Securities Co. Ltd.	57,705	599,176
Orion Corp./Republic of Korea	9,205	751,620
Pan Ocean Co. Ltd.	101,593	442,880
Pearl Abyss Corp.(a)	10,430	1,157,598
POSCO	26,686	5,859,053
POSCO Chemical Co. Ltd.	11,729	1,557,057

Security	Shares	Value

South Korea (continued)
S-1 Corp.	2,362	$146,709
Samsung Biologics Co. Ltd.(a)(b)	5,918	4,436,541
Samsung C&T Corp.	30,703	2,723,414
Samsung Electro-Mechanics Co. Ltd.	20,406	2,857,584
Samsung Electronics Co. Ltd.	1,710,044	102,647,458
Samsung Engineering Co. Ltd.(a)	58,001	1,012,758
Samsung Fire & Marine Insurance Co. Ltd.	10,724	1,824,559
Samsung Heavy Industries Co. Ltd.(a)	236,571	1,013,206
Samsung Life Insurance Co. Ltd.	26,769	1,341,887
Samsung SDI Co. Ltd.	19,726	11,397,719
Samsung SDS Co. Ltd.	12,940	1,554,982
Samsung Securities Co. Ltd.	23,655	881,122
SD Biosensor Inc.(a)	12,915	634,932
Seegene Inc.	13,820	872,470
Shinhan Financial Group Co. Ltd.	158,493	4,609,186
SK Biopharmaceuticals Co. Ltd.(a)	10,614	852,246
SK Bioscience Co. Ltd.(a)	7,229	1,706,991
SK Chemicals Co. Ltd.	4,354	509,702
SK Hynix Inc.	195,399	18,680,355
SK IE Technology Co. Ltd.(a)(b)	5,229	684,805
SK Inc.	15,225	3,315,589
SK Innovation Co. Ltd.(a)	18,574	3,038,689
SK Square Co. Ltd.(a)	4,990	285,647
SK Telecom Co. Ltd.	7,719	353,446
SKC Co. Ltd.	6,536	1,082,479
S-Oil Corp.	15,339	1,027,535
Woori Financial Group Inc.	155,635	1,647,289
Yuhan Corp.	17,011	828,177
		321,287,703
Taiwan — 23.1%
Accton Technology Corp.	167,000	1,734,602
Acer Inc.	1,056,000	1,049,542
Advantech Co. Ltd.	140,299	1,926,233
Airtac International Group	46,439	1,421,244
ASE Technology Holding Co. Ltd.	1,158,000	4,221,199
Asia Cement Corp.	829,000	1,249,145
ASMedia Technology Inc.	9,000	626,662
Asustek Computer Inc.	254,000	3,211,304
AU Optronics Corp.	3,003,000	2,163,304
Catcher Technology Co. Ltd.	223,000	1,238,469
Cathay Financial Holding Co. Ltd.	2,824,063	6,067,171
Chailease Holding Co. Ltd.	467,939	4,139,859
Chang Hwa Commercial Bank Ltd.	1,804,974	1,062,847
Cheng Shin Rubber Industry Co. Ltd.	662,000	795,947
China Development Financial Holding Corp.	4,756,000	2,792,272
China Life Insurance Co. Ltd.	702,651	773,338
China Steel Corp.	4,271,000	4,982,863
Chunghwa Telecom Co. Ltd.	1,314,000	5,286,298
Compal Electronics Inc.	1,487,000	1,234,727
CTBC Financial Holding Co. Ltd.	6,548,000	5,732,272
Delta Electronics Inc.	717,000	6,591,322
E.Sun Financial Holding Co. Ltd.	4,306,772	4,162,430
Eclat Textile Co. Ltd.	70,000	1,457,269
eMemory Technology Inc.	23,000	1,778,489
Evergreen Marine Corp. Taiwan Ltd.	921,000	4,079,280
Far Eastern New Century Corp.	1,080,000	1,080,061
Far EasTone Telecommunications Co. Ltd.	514,000	1,136,646
Feng TAY Enterprise Co. Ltd.	148,000	1,079,566
First Financial Holding Co. Ltd.	3,657,457	3,037,591
Formosa Chemicals & Fibre Corp.	1,253,000	3,501,532

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa Petrochemical Corp.	418,000	$1,425,032
Formosa Plastics Corp.	1,341,000	4,918,411
Foxconn Technology Co. Ltd.	337,000	787,278
Fubon Financial Holding Co. Ltd.	2,731,230	7,158,811
Giant Manufacturing Co. Ltd.	109,000	1,217,303
Globalwafers Co. Ltd.	76,000	2,225,823
Hiwin Technologies Corp.	79,800	816,246
Hon Hai Precision Industry Co. Ltd.	4,492,200	16,645,432
Hotai Motor Co. Ltd.	109,600	2,386,507
Hua Nan Financial Holdings Co. Ltd.	3,215,035	2,331,854
Innolux Corp.	3,476,000	2,168,946
Inventec Corp.	960,000	886,610
Largan Precision Co. Ltd.	38,000	2,708,120
Lite-On Technology Corp.	741,000	1,602,062
MediaTek Inc.	544,000	19,720,340
Mega Financial Holding Co. Ltd.	3,760,000	4,620,497
Micro-Star International Co. Ltd.	232,000	1,357,572
momo.com Inc.	17,000	1,085,956
Nan Ya Plastics Corp.	1,902,000	5,635,164
Nan Ya Printed Circuit Board Corp.	82,000	1,831,695
Nanya Technology Corp.	498,000	1,323,594
Nien Made Enterprise Co. Ltd.	45,000	613,015
Novatek Microelectronics Corp.	200,000	3,330,274
Oneness Biotech Co. Ltd.(a)	81,000	866,676
Parade Technologies Ltd.	27,000	2,068,370
Pegatron Corp.	767,000	1,832,979
Pou Chen Corp.	797,000	915,788
Powertech Technology Inc.	1,000	3,553
President Chain Store Corp.	208,000	2,012,769
Quanta Computer Inc.	965,000	2,973,085
Realtek Semiconductor Corp.	167,000	3,313,123
Ruentex Development Co. Ltd.	392,400	902,456
Shanghai Commercial & Savings Bank Ltd. (The)	1,386,437	2,306,325
Shin Kong Financial Holding Co. Ltd.	4,431,897	1,678,780
SinoPac Financial Holdings Co. Ltd.	3,725,259	2,043,950
Synnex Technology International Corp.	449,000	939,709
Taishin Financial Holding Co. Ltd.	3,738,886	2,496,617
Taiwan Cement Corp.	1,811,983	2,991,198
Taiwan Cooperative Financial Holding Co. Ltd.	3,324,831	2,834,191
Taiwan High Speed Rail Corp.	700,000	745,930
Taiwan Mobile Co. Ltd.	557,000	1,942,088
Taiwan Semiconductor Manufacturing Co. Ltd.	8,813,000	187,440,844
Unimicron Technology Corp.	407,000	3,323,562
Uni-President Enterprises Corp.	1,698,000	3,981,624
United Microelectronics Corp.	4,254,000	9,738,617
Vanguard International Semiconductor Corp.	329,000	1,832,935
Voltronic Power Technology Corp.	22,000	1,254,114
Walsin Technology Corp.	1,000	6,208
Wan Hai Lines Ltd.	180,100	1,011,767
Win Semiconductors Corp.	111,000	1,443,900
Winbond Electronics Corp.	1,128,000	1,297,062
Wistron Corp.	973,598	1,000,292
Wiwynn Corp.	29,000	1,088,658
WPG Holdings Ltd.	583,520	1,051,852
Yageo Corp.	124,000	2,025,519
Yang Ming Marine Transport Corp.(a)	524,000	2,151,733
Yuanta Financial Holding Co. Ltd.	3,683,320	3,129,501
Zhen Ding Technology Holding Ltd.	195,000	683,674
		421,739,475

Security	Shares	Value

Thailand — 2.4%
Advanced Info Service PCL, NVDR	413,400	$2,523,358
Airports of Thailand PCL, NVDR(c)	1,583,200	2,803,938
Asset World Corp. PCL, NVDR(a)	3,221,700	407,489
B Grimm Power PCL, NVDR	292,200	341,908
Bangkok Commercial Asset Management PCL, NVDR	720,000	418,326
Bangkok Dusit Medical Services PCL, NVDR	3,356,300	2,217,430
Bangkok Expressway & Metro PCL, NVDR(c)	2,727,000	683,393
Berli Jucker PCL, NVDR	490,500	479,659
BTS Group Holdings PCL, NVDR	2,793,900	761,711
Bumrungrad Hospital PCL, NVDR	165,700	705,638
Carabao Group PCL, NVDR.	99,400	333,623
Central Pattana PCL, NVDR	763,100	1,176,590
Central Retail Corp. PCL, NVDR	714,800	678,226
Charoen Pokphand Foods PCL, NVDR(c)	1,337,900	943,120
CP ALL PCL, NVDR	2,089,300	3,619,373
Delta Electronics Thailand PCL, NVDR	108,200	1,436,736
Electricity Generating PCL, NVDR	72,800	357,952
Energy Absolute PCL, NVDR.	557,100	1,353,209
Global Power Synergy PCL, NVDR	247,200	537,797
Gulf Energy Development PCL, NVDR.	1,069,200	1,243,367
Home Product Center PCL, NVDR	2,260,500	911,655
Indorama Ventures PCL, NVDR	610,600	708,949
Intouch Holdings PCL, NVDR	410,050	884,731
Krung Thai Bank PCL, NVDR	986,400	329,770
Krungthai Card PCL, NVDR	339,300	538,110
Land & Houses PCL, NVDR.	2,735,100	676,105
Minor International PCL, NVDR(a)	1,223,700	987,478
Muangthai Capital PCL, NVDR	283,000	469,240
Osotspa PCL, NVDR	448,900	425,338
PTT Exploration & Production PCL, NVDR	463,600	1,552,376
PTT Global Chemical PCL, NVDR	846,700	1,407,972
PTT Oil & Retail Business PCL, NVDR.	1,206,400	893,331
PTT PCL, NVDR.	3,568,200	3,740,901
Ratch Group PCL, NVDR	305,100	390,865
SCG Packaging PCL, NVDR	475,600	872,458
Siam Cement PCL (The), NVDR.	276,600	3,049,176
Siam Commercial Bank PCL (The), NVDR	301,900	1,089,889
Sri Trang Gloves Thailand PCL, NVDR(c)	383,500	341,420
Srisawad Corp. PCL, NVDR(c)	271,400	481,964
Thai Oil PCL, NVDR	448,000	614,674
Thai Union Group PCL, NVDR	1,075,600	628,810
True Corp. PCL, NVDR	3,831,300	512,518
		44,530,573
Turkey — 0.3%
Akbank TAS	1,129,686	538,093
Aselsan Elektronik Sanayi Ve Ticaret AS	324,211	514,920
BIM Birlesik Magazalar AS	143,658	728,352
Eregli Demir ve Celik Fabrikalari TAS	511,488	842,251
Ford Otomotiv Sanayi AS	25,995	467,172
KOC Holding AS	295,407	615,924
Turkcell Iletisim Hizmetleri AS	424,880	594,352
Turkiye Garanti Bankasi AS	840,528	701,246
Turkiye Is Bankasi AS, Class C	548,565	263,044
Turkiye Petrol Rafinerileri AS(a)	42,199	461,948
Turkiye Sise ve Cam Fabrikalari AS	414,104	379,669
		6,106,971
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	981,997	2,269,613
Abu Dhabi Islamic Bank PJSC	347,716	613,433

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Abu Dhabi National Oil Co. for Distribution PJSC	829,467	$934,903
Aldar Properties PJSC	1,452,735	1,587,920
Dubai Islamic Bank PJSC	1,034,858	1,450,930
Emaar Properties PJSC.	1,369,685	1,748,285
Emirates NBD Bank PJSC	937,454	3,370,210
Emirates Telecommunications Group Co. PJSC	1,094,595	9,518,931
First Abu Dhabi Bank PJSC	1,561,115	8,130,953
		29,625,178
Total Common Stocks — 96.6%
(Cost: $1,768,080,431)		1,765,670,451

Preferred Stocks

Brazil — 1.6%
Alpargatas SA, Preference Shares, NVS	80,230	557,858
Banco Bradesco SA, Preference Shares, NVS	1,770,959	6,271,920
Bradespar SA, Preference Shares, NVS	11,545	102,166
Braskem SA, Class A, Preference Shares, NVS(a)	1,400	12,464
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	91,829	523,514
Cia. Energetica de Minas Gerais, Preference Shares, NVS	423,369	989,543
Gerdau SA, Preference Shares, NVS	421,574	1,934,703
Itau Unibanco Holding SA, Preference Shares, NVS	1,765,052	7,026,488
Itausa SA, Preference Shares, NVS	1,625,770	2,796,445
Petroleo Brasileiro SA, Preference Shares, NVS	1,712,242	8,963,470
		29,178,571
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	50,038	3,150,385

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	130,486	1,058,259

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	2,273,900	1,150,296

South Korea — 1.0%
Hyundai Motor Co.
Preference Shares, NVS	5,856	447,124
Series 2, Preference Shares, NVS	12,851	1,000,833
LG Chem Ltd., Preference Shares, NVS	2,351	640,754

Security	Shares	Value

South Korea (continued)
LG Household & Health Care Ltd., Preference Shares, NVS	92	$46,078
Samsung Electronics Co. Ltd., Preference Shares, NVS	291,013	15,693,159
		17,827,948
Total Preferred Stocks — 2.8%
(Cost: $57,887,723)		52,365,459

Rights

Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)	19,113	—
CP All PCL (Expires 12/31/21)(a)	142,227	—
		—
Total Rights — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	3,075,546	3,076,776

Total Short-Term Investments — 0.2%
(Cost: $3,077,004)		3,076,776

Total Investments in Securities — 99.6%
(Cost: $1,829,045,158)		1,821,112,686

Other Assets, Less Liabilities — 0.4%		7,263,368

Net Assets — 100.0%		$1,828,376,054

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,479,242	$—	$(2,401,684	)(a)	$(554)	$(228)	$3,076,776	3,075,546	$33,784	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	34		—
					$(554)	$(228)	$3,076,776		$33,818		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	102	12/17/21	$6,183	$(197,272)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$308,809,791	$1,456,860,660	$—	$1,765,670,451
Preferred Stocks	30,236,830	22,128,629	—	52,365,459
Rights	—	—	—	—
Money Market Funds	3,076,776	—	—	3,076,776
	$342,123,397	$1,478,989,289	$—	$1,821,112,686
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(197,272)	$—	$—	$(197,272)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt